CERTEZA CONVEX CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 72.4%
	FIXED INCOME - 72.4%
34,019	Vanguard Short-Term Bond ETF (Cost $2,731,052)					$ 2,798,403

	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS - 6.4%
248,987	Federated Hermes Government Obligations Fund, Institutional Class, 0.01% (Cost $248,987)(a)					248,987

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
15	SPDR S&P 500 ETF Trust	IB	09/17/2021	$ 160	$ 240,000	$ 15
2	SPDR S&P 500 ETF Trust	IB	09/17/2021	200	40,000	2
2	SPDR S&P 500 ETF Trust	IB	09/17/2021	335	67,000	10
5	SPDR S&P 500 ETF Trust	IB	09/17/2021	336	168,000	28
5	SPDR S&P 500 ETF Trust	IB	09/17/2021	337	168,500	33
5	SPDR S&P 500 ETF Trust	IB	09/17/2021	338	169,000	33
78	SPDR S&P 500 ETF Trust	IB	10/15/2021	190	1,482,000	78
10	SPDR S&P 500 ETF Trust	IB	10/15/2021	195	195,000	20
4	SPDR S&P 500 ETF Trust	IB	10/15/2021	200	80,000	8
5	SPDR S&P 500 ETF Trust	IB	10/15/2021	339	169,500	215
15	SPDR S&P 500 ETF Trust	IB	10/15/2021	340	510,000	630
23	SPDR S&P 500 ETF Trust	IB	10/15/2021	345	793,500	1,081
24	SPDR S&P 500 ETF Trust	IB	10/15/2021	350	840,000	1,224
25	SPDR S&P 500 ETF Trust	IB	10/15/2021	355	887,500	1,325
19	SPDR S&P 500 ETF Trust	IB	11/19/2021	195	370,500	133
19	SPDR S&P 500 ETF Trust	IB	11/19/2021	360	684,000	3,134
	TOTAL PUT OPTIONS PURCHASED (Cost - $24,368)					7,969

	TOTAL INVESTMENTS - 78.9% (Cost $3,004,407)					$ 3,055,359
	PUT OPTIONS WRITTEN - (1.8)% (Proceeds - $124,064)					(75,170)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.9%					886,281
	NET ASSETS - 100.0%					$ 3,866,470

Contracts(b)
	WRITTEN EQUITY OPTIONS - (1.8)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (1.8)%
2	SPDR S&P 500 ETF Trust	IB	09/17/2021	$ 270	$ 54,000	$ 2
15	SPDR S&P 500 ETF Trust	IB	09/17/2021	275	412,500	15
16	SPDR S&P 500 ETF Trust	IB	09/17/2021	444	710,400	3,584
16	SPDR S&P 500 ETF Trust	IB	09/17/2021	445	712,000	3,888
16	SPDR S&P 500 ETF Trust	IB	09/17/2021	446	713,600	4,144
16	SPDR S&P 500 ETF Trust	IB	09/17/2021	447	715,200	4,528
17	SPDR S&P 500 ETF Trust	IB	09/17/2021	448	761,600	5,151
17	SPDR S&P 500 ETF Trust	IB	09/17/2021	449	763,300	5,593
17	SPDR S&P 500 ETF Trust	IB	09/17/2021	450	765,000	6,188
15	SPDR S&P 500 ETF Trust	IB	09/17/2021	451	676,500	5,970
15	SPDR S&P 500 ETF Trust	IB	09/17/2021	452	678,000	6,601
15	SPDR S&P 500 ETF Trust	IB	09/17/2021	453	679,500	7,185
15	SPDR S&P 500 ETF Trust	IB	10/15/2021	275	412,500	165
28	SPDR S&P 500 ETF Trust	IB	10/15/2021	280	784,000	336
29	SPDR S&P 500 ETF Trust	IB	10/15/2021	285	826,500	377
20	SPDR S&P 500 ETF Trust	IB	10/15/2021	290	784,000	280
2	SPDR S&P 500 ETF Trust	IB	10/15/2021	444	826,500	1,200
1	SPDR S&P 500 ETF Trust	IB	10/15/2021	445	44,500	622
1	SPDR S&P 500 ETF Trust	IB	10/15/2021	446	44,600	651
1	SPDR S&P 500 ETF Trust	IB	10/15/2021	447	44,700	680
2	SPDR S&P 500 ETF Trust	IB	10/15/2021	448	89,600	1,404
2	SPDR S&P 500 ETF Trust	IB	10/15/2021	449	89,800	1,500
3	SPDR S&P 500 ETF Trust	IB	10/15/2021	450	135,000	2,286
4	SPDR S&P 500 ETF Trust	IB	10/15/2021	451	180,400	3,260
5	SPDR S&P 500 ETF Trust	IB	10/15/2021	452	226,000	4,184
5	SPDR S&P 500 ETF Trust	IB	10/15/2021	453	226,500	4,420
14	SPDR S&P 500 ETF Trust	IB	11/19/2021	290	406,000	686
5	SPDR S&P 500 ETF Trust	IB	11/19/2021	295	147,500	270
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $124,064)					75,170

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
IB	- Interactive Brokers

(a)	Rate disclosed is the seven day effective yield as of August 31, 2021.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.